SCHEDULE OF OTHER NON-CURRENT ASSETS (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Deposit for admission fee				$ 50,000	$ 50,000
Deposit for compensation fund				93,124	93,124
Deposit for fidelity fund				50,000	50,000
Deposit for guarantee fund				50,000	50,000
Deposit for stamp duty				5,000	5,000
Deposit for leased asset				631,260
Other non-current assets			$ 113,711	879,384	$ 248,124
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Deposit for admission fee		$ 50,000		50,000
Deposit for compensation fund		93,124		93,124
Deposit for fidelity fund		50,000		50,000
Deposit for guarantee fund		50,000		50,000
Deposit for stamp duty		5,000		5,000
Deposit for leased asset		631,260		631,260
Other non-current assets	$ 112,453	$ 879,384		$ 879,384